Stock-Based Compensation (Details Narrative) (10-K) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2016	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Weighted average grant date fair value of options granted						$ 0.84	$ 5.32
Stock-based compensation expense		$ 54	$ 56	$ 173	$ 211	$ 273	$ 986
Restricted stock awards [Member]
Weighted average grant date fair value of options granted							$ 57.60
Fair value restricted stock awards granted							1,500
Stock-based compensation expense							$ 87
Restricted stock awards [Member] | Non-employees [Member]
Stock-based compensation expense						$ 6,795
Number of stock options granted during the period						897
Restricted stock awards [Member] | Stock-Based Awards Granted To Nonemployees [Member]
Stock-based compensation expense							$ 87
Number of stock options granted during the period							1,500
2012 Plan [Member]
Shares issuable with respect to awards granted	95,202
Number of shares available for grant						75,600